GOODWILL AND INTANGIBLE ASSETS - Summary Of Weighted Average Remaining Useful Lives Per Intangible Asset Category (Detail)	12 Months Ended
Dec. 31, 2022
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful lives per intangible asset category	5 years
Technology
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful lives per intangible asset category	2 years 7 months 6 days
Carrier contracts
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful lives per intangible asset category	3 years 7 months 6 days
Trademarks
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful lives per intangible asset category	4 years 3 months 18 days
Internally developed computer software
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful lives per intangible asset category	4 years 2 months 12 days